COMMITMENTS AND TRANSACTIONS (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Disclosure of transactions between related parties [line items]
Frequency fee expense			₪ 66	₪ 75	₪ 79
Commited to acquire property and equipment and software			117
Commited to acquire inventory			458
Maintenance fee for years 2022-2023			7
Bank guarantees			54
Reduction in property and equipment in present value amount			36
Intangible asset			472	₪ 521		₪ 30
Grants receivable			37
Price of tender		₪ 62
Apple Distribution International [Member]
Disclosure of transactions between related parties [line items]
Agreement period for purchase and resale	3 years
In respect of licenses [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees			30
Other parties [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees			24
PHI's debt [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees			₪ 50